Employee Leave Liabilities (Details) - Schedule of employee leave liabilities - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current
Annual leave liability	$ 383,236	$ 438,991
Non-current
Long service leave liability	$ 62,861